Inventories - Schedule of Provision for Inventory (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provision for Inventory [Abstract]
Balance at the beginning of the period	$ (72,787)	$ (18,058)
Provision during the six months period
Foreign exchange difference	(303)	111
Balance at the end of the period	$ (73,090)	$ (17,947)